Note 12 - Leases	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]
12.	Leases

The Company has operating leases for offices and a laboratory in the U.S. Total expenses incurred under the operating leases for the years ended December 31, 2021, 2022 and 2023 were $725, $1,107 and $1,285, respectively. Total expenses incurred under short-term leases for the years ended December 31, 2021, 2022 and 2023 were $20, $116 and $53, respectively. The short-term lease commitments were nil as of December 31, 2023.

Maturities of operating lease liabilities as of December 31, 2023 are as follows:

$

Year ending December 31, 2024	785
Year ending December 31, 2025	804
Year ending December 31, 2026	824
Year ending December 31, 2027	521
Year ending December 31, 2028	537
Year ending December 31, 2029 and thereafter	1,027
Total lease payments	4,498
Less: imputed interest	(503)

Present value of lease liabilities	3,995

Other supplemental information related to leases is summarized below:

	Year ended December 31,
	2022	2023
	$	$

Operating cash flows used in operating lease	1,471	1,236

	As of December 31,
	2022	2023

Weighted average remaining lease term (years)	6.61	6.14
Weighted average discount rate	3.6%	3.4%

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)